Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		$ 12,682.0		$ 11,806.0
Total liabilities		158.0		283.0
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	7,890.0		6,991.0
Total assets		7,890.0		6,991.0
Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	44.0		114.0
Total assets		44.0		114.0
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	179.0		100.0
Total assets		179.0		100.0
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,878.0		1,826.0
Total assets		302.0		262.0
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,931.0		4,011.0
Total assets		3,931.0		4,011.0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,423.0		1,443.0
Total assets		337.0		328.0
Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3.0		14.0
Total liabilities		158.0		283.0
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	826.0		779.0
Total liabilities		3.0		21.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	63,000.0		58,000.0	[4]
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		600.0		700.0
Decrease of assets held by unconsolidated structured entities in which UBS had an interest due to refinement of methodology				26,000.0
Decrease of total interest in unconsolidated structured entities due to refinement of methodology				0.3
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		420.0		373.0
Securitization vehicles | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		8.0		22.0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		87.0		86.0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		312.0		299.0
Securitization vehicles | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[5]	3.0		21.0
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,212.0		4,449.0
Total liabilities		123.0		54.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[6]	69,000.0		80,000.0	[4]
Decrease of assets held by unconsolidated structured entities in which UBS had an interest due to refinement of methodology				22,000.0
Decrease of total interest in unconsolidated structured entities due to refinement of methodology				0.2
Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		174.0		316.0
Client vehicles | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		35.0		70.0
Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[7]	48.0		68.0
Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,931.0		3,965.0
Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[7]	25.0		30.0
Client vehicles | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		123.0		54.0
Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,643.0		6,578.0
Total liabilities		32.0		208.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[8]	385,000.0		422,000.0	[4]
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,297.0		6,302.0
Investment funds | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		1.0		23.0
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		179.0		100.0
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		166.0	[9]	108.0
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[9]			46.0
Investment funds | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		32.0		208.0
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		12,600.0		11,698.0
Total liabilities		158.0		283.0
UBS AG | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	7,890.0		6,991.0
Total assets		7,890.0		6,991.0
UBS AG | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	44.0		114.0
Total assets		44.0		114.0
UBS AG | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	179.0		100.0
Total assets		179.0		100.0
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,796.0		1,718.0
Total assets		220.0		154.0
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,931.0		4,011.0
Total assets		3,931.0		4,011.0
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,423.0		1,443.0
Total assets		337.0		328.0
UBS AG | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3.0		14.0
Total liabilities		158.0		283.0
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	826.0		779.0
Total liabilities		3.0		21.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	63,000.0		58,000.0	[4]
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		600.0		700.0
Decrease of assets held by unconsolidated structured entities in which UBS had an interest due to refinement of methodology				26,000.0
Decrease of total interest in unconsolidated structured entities due to refinement of methodology				0.3
UBS AG | Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		420.0		373.0
UBS AG | Securitization vehicles | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		8.0		22.0
UBS AG | Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		87.0		86.0
UBS AG | Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		312.0		299.0
UBS AG | Securitization vehicles | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[5]	3.0		21.0
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,212.0		4,449.0
Total liabilities		123.0		54.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[6]	69,000.0		80,000.0	[4]
Decrease of assets held by unconsolidated structured entities in which UBS had an interest due to refinement of methodology				22,000.0
Decrease of total interest in unconsolidated structured entities due to refinement of methodology				0.2
UBS AG | Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		174.0		316.0
UBS AG | Client vehicles | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		35.0		70.0
UBS AG | Client vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[7]	48.0		68.0
UBS AG | Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,931.0		3,965.0
UBS AG | Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[7]	25.0		30.0
UBS AG | Client vehicles | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		123.0		54.0
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,562.0		6,470.0
Total liabilities		32.0		208.0
Assets held by the unconsolidated structured entities in which UBS had an interest	[8]	385,000.0		422,000.0	[4]
UBS AG | Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		7,297.0		6,302.0
UBS AG | Investment funds | Derivative Financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		1.0		23.0
UBS AG | Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		179.0		100.0
UBS AG | Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[9]	85.0
UBS AG | Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[9]			46.0
UBS AG | Investment funds | Derivative financial instruments - Liabilities
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		$ 32.0		$ 208.0

[1]	For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements
[2]	As of 31 December 2018, USD 0.6 billion of the USD 0.8 billion (31 December 2017: USD 0.7 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio.
[3]	Represents the principal amount outstanding.
[4]
In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated structured entities at 31 December 2017 would have been USD 0.3 million and USD 0.2 million lower for securitization vehicles and client vehicles, respectively. Assets held by the unconsolidated structured entities in which UBS had an interest at 31 December 2017 would have been USD 26 billion lower for securitization vehicles and USD 22 billion lower for client vehicles.

[5]
Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported.

[6]	Represents the market value of total assets.
[7]	Represents the carrying value of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount.
[8]	Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.
[9]
Upon adoption of IFRS 9 on 1 January 2018, investment fund units that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.